Tangible Assets And Assets Under Construction (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 22, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	$ 111,797	$ 118,438	$ 101,145
Impairment loss	3,195	19,396	0
Acquisition of tangible assets	12,835	10,738	7,585
Investment property under construction or development	3,311	713
Acquisition of tangible assets	511,286	537,128
Borrowing costs capitalised	12,090	16,026
Barge Business [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	2,417	0	$ 0
Malva H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 778
Acquisition of tangible assets		9,036
Port Murtinho [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land	9.0 hectares
Acquisition of tangible assets	$ 1,580
Investment property under construction or development	807	713
Stockpile in Iron Ore Port Terminal [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	1,907
Crane in Iron Ore Port Terminal [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 597
Six Liquid Barges [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets		19,501
Borrowing costs capitalised		1,062
Construction of two new tanks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets		1,843
2020 Fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets		$ 31,960		$ 30,000
Number of vessels acquired		18
Installation of crane [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets		$ 3,803